Shareholder Report, Holdings (Details)	May 31, 2025
Columbia Mortgage Opportunities Fund - Class A | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Mortgage Opportunities Fund - Class A | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	110.70%
Columbia Mortgage Opportunities Fund - Class A | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Mortgage Opportunities Fund - Class A | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	283.60%
Columbia Mortgage Opportunities Fund - Class A | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Mortgage Opportunities Fund - Class A | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	140.90%
Columbia Mortgage Opportunities Fund - Class A | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Mortgage Opportunities Fund - Class A | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Mortgage Opportunities Fund - Class A | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Mortgage Opportunities Fund - Class A | B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Mortgage Opportunities Fund - Class A | CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mortgage Opportunities Fund - Class A | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Columbia Mortgage Opportunities Fund - Class A | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	137.10%
Columbia Mortgage Opportunities Fund - Class A | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.20%
Columbia Mortgage Opportunities Fund - Class A | Asset Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Mortgage Opportunities Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Mortgage Opportunities Fund - Class A | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Mortgage Opportunities Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Mortgage Opportunities Fund - Class C | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Mortgage Opportunities Fund - Class C | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	110.70%
Columbia Mortgage Opportunities Fund - Class C | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Mortgage Opportunities Fund - Class C | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	283.60%
Columbia Mortgage Opportunities Fund - Class C | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Mortgage Opportunities Fund - Class C | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	140.90%
Columbia Mortgage Opportunities Fund - Class C | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Mortgage Opportunities Fund - Class C | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Mortgage Opportunities Fund - Class C | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Mortgage Opportunities Fund - Class C | B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Mortgage Opportunities Fund - Class C | CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mortgage Opportunities Fund - Class C | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Columbia Mortgage Opportunities Fund - Class C | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	137.10%
Columbia Mortgage Opportunities Fund - Class C | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.20%
Columbia Mortgage Opportunities Fund - Class C | Asset Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Mortgage Opportunities Fund - Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Mortgage Opportunities Fund - Class C | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Mortgage Opportunities Fund - Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Mortgage Opportunities Fund - Institutional Class | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Mortgage Opportunities Fund - Institutional Class | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	110.70%
Columbia Mortgage Opportunities Fund - Institutional Class | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Mortgage Opportunities Fund - Institutional Class | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	283.60%
Columbia Mortgage Opportunities Fund - Institutional Class | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Mortgage Opportunities Fund - Institutional Class | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	140.90%
Columbia Mortgage Opportunities Fund - Institutional Class | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Mortgage Opportunities Fund - Institutional Class | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Mortgage Opportunities Fund - Institutional Class | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Mortgage Opportunities Fund - Institutional Class | B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Mortgage Opportunities Fund - Institutional Class | CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mortgage Opportunities Fund - Institutional Class | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Columbia Mortgage Opportunities Fund - Institutional Class | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	137.10%
Columbia Mortgage Opportunities Fund - Institutional Class | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.20%
Columbia Mortgage Opportunities Fund - Institutional Class | Asset Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Mortgage Opportunities Fund - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Mortgage Opportunities Fund - Institutional Class | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Mortgage Opportunities Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Mortgage Opportunities Fund - Institutional 2 Class | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Mortgage Opportunities Fund - Institutional 2 Class | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	110.70%
Columbia Mortgage Opportunities Fund - Institutional 2 Class | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Mortgage Opportunities Fund - Institutional 2 Class | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	283.60%
Columbia Mortgage Opportunities Fund - Institutional 2 Class | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Mortgage Opportunities Fund - Institutional 2 Class | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	140.90%
Columbia Mortgage Opportunities Fund - Institutional 2 Class | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Mortgage Opportunities Fund - Institutional 2 Class | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Mortgage Opportunities Fund - Institutional 2 Class | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Mortgage Opportunities Fund - Institutional 2 Class | B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Mortgage Opportunities Fund - Institutional 2 Class | CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mortgage Opportunities Fund - Institutional 2 Class | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Columbia Mortgage Opportunities Fund - Institutional 2 Class | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	137.10%
Columbia Mortgage Opportunities Fund - Institutional 2 Class | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.20%
Columbia Mortgage Opportunities Fund - Institutional 2 Class | Asset Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Mortgage Opportunities Fund - Institutional 2 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Mortgage Opportunities Fund - Institutional 2 Class | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Mortgage Opportunities Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Mortgage Opportunities Fund - Institutional 3 Class | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Mortgage Opportunities Fund - Institutional 3 Class | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	110.70%
Columbia Mortgage Opportunities Fund - Institutional 3 Class | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Mortgage Opportunities Fund - Institutional 3 Class | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	283.60%
Columbia Mortgage Opportunities Fund - Institutional 3 Class | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Mortgage Opportunities Fund - Institutional 3 Class | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	140.90%
Columbia Mortgage Opportunities Fund - Institutional 3 Class | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Mortgage Opportunities Fund - Institutional 3 Class | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Mortgage Opportunities Fund - Institutional 3 Class | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Mortgage Opportunities Fund - Institutional 3 Class | B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Mortgage Opportunities Fund - Institutional 3 Class | CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mortgage Opportunities Fund - Institutional 3 Class | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Columbia Mortgage Opportunities Fund - Institutional 3 Class | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	137.10%
Columbia Mortgage Opportunities Fund - Institutional 3 Class | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.20%
Columbia Mortgage Opportunities Fund - Institutional 3 Class | Asset Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Mortgage Opportunities Fund - Institutional 3 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Mortgage Opportunities Fund - Institutional 3 Class | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Mortgage Opportunities Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Mortgage Opportunities Fund - Class S | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Mortgage Opportunities Fund - Class S | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	110.70%
Columbia Mortgage Opportunities Fund - Class S | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Mortgage Opportunities Fund - Class S | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	283.60%
Columbia Mortgage Opportunities Fund - Class S | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Mortgage Opportunities Fund - Class S | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	140.90%
Columbia Mortgage Opportunities Fund - Class S | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Mortgage Opportunities Fund - Class S | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Mortgage Opportunities Fund - Class S | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Mortgage Opportunities Fund - Class S | B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Mortgage Opportunities Fund - Class S | CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mortgage Opportunities Fund - Class S | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Columbia Mortgage Opportunities Fund - Class S | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	137.10%
Columbia Mortgage Opportunities Fund - Class S | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.20%
Columbia Mortgage Opportunities Fund - Class S | Asset Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Mortgage Opportunities Fund - Class S | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Mortgage Opportunities Fund - Class S | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Mortgage Opportunities Fund - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%